Bank Indebtedness - Additional Information (Detail) $ in Millions, $ in Millions		1 Months Ended	9 Months Ended
	Nov. 30, 2018 CAD ($)	May 31, 2023 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)	May 31, 2023 USD ($)	Nov. 30, 2018 USD ($)
Disclosure Of Bank Indebtedness [Line Items]
Current secured bank loans outstanding			$ 0.4			$ 0.3	$ 0.2
Secured Asset Based Revolving Credit Facility [Member]
Disclosure Of Bank Indebtedness [Line Items]
Proceeds from non-current borrowings			0.4	$ 0.3
Libor [Member] | Floating interest rate [member] | Secured Asset Based Revolving Credit Facility [Member]
Disclosure Of Bank Indebtedness [Line Items]
Line of credit maximum borrowing capacity									$ 250.0
Debt instrument unused borrowing capacity			361.8		$ 251.4	347.1	256.2
Letters of credit outstanding and borrowing base reserves			$ 69.5		$ 48.3	59.1	$ 43.6
SOFR [Member] | Floating interest rate [member] | Secured Asset Based Revolving Credit Facility [Member] | Major Borrowings Transactions [Member]
Disclosure Of Bank Indebtedness [Line Items]
Borrowings maturity			May, 2028	May, 2028
Borrowings, interest rate basis			Secured Overnight Financing Rate (“SOFR”) plus a credit spread adjustment of 10 basis points plus an applicable margin, which varies depending on usage.	Secured Overnight Financing Rate (“SOFR”) plus a credit spread adjustment of 10 basis points plus an applicable margin, which varies depending on usage.
SOFR [Member] | Floating interest rate [member] | Secured Asset Based Revolving Credit Facility [Member] | Major Borrowings Transactions [Member] | Bottom of range [member]
Disclosure Of Bank Indebtedness [Line Items]
Line of credit maximum borrowing capacity								$ 250.0
SOFR [Member] | Floating interest rate [member] | Secured Asset Based Revolving Credit Facility [Member] | Major Borrowings Transactions [Member] | Top of range [member]
Disclosure Of Bank Indebtedness [Line Items]
Line of credit maximum borrowing capacity								$ 300.0
Other Non Current Assets [Member] | Libor [Member] | Floating interest rate [member] | Secured Asset Based Revolving Credit Facility [Member]
Disclosure Of Bank Indebtedness [Line Items]
Debt issuance costs incurred	$ 7.0
Unamortized debt issuance costs			$ 1.1			$ 1.4
Other Non Current Assets [Member] | Libor [Member] | Floating interest rate [member] | Secured Asset Based Revolving Credit Facility [Member] | Additional Borrowing Cost [Member]
Disclosure Of Bank Indebtedness [Line Items]
Debt issuance costs incurred		$ 1.7